Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31,
	2013	2012
Revolving Credit Facilities due through 2018	580,593	555,472
Term Loans due through 2021	164,041	180,229

	744,634	735,701
Current portion	(25,246)	(25,246)

Total	719,388	710,455